Share-Based Payment - Schedule of Financial Statements for Services Received from Employees and Officers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Statements for Services Received from Employees and Officers [Abstract]
Equity-settled share-based payment plans	$ 2,070	$ 7,115	$ 10,516